WARRANTS (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Shares
Warrants outstanding - beginning of year	6,711,733
Warrants exercised
Warrants granted	2,028,137
Warrants expired
Warrants outstanding - end of period	8,739,870
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.35
Warrants exercised
Warrants granted	$ 0.19
Warrants expired
Warrants outstanding - end of period	$ 0.32